FAIR VALUE MEASUREMENTS (Schedule of Fair Value Assumptions Used to Value Liabilities, Put Rights) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	2.86%	0.73%
Annual Asset Volatility Estimate	75.00%	85.00%
Aggregate Fair Value	$ 466,255	$ 998,135
Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Original conversion price	$ 3.91	$ 3.91
Volatility	100.00%	100.00%
Risk free rate	3.03%	1.47%
Face value principal payable	$ 500,000	$ 500,000
Value of common stock	$ 3.16	$ 8.52
Expected term (years)	7 years 8 months 4 days	8 years 2 months 4 days
Monte Carlo Simulation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock Price	$ 3.16	$ 8.52
Original conversion price	$ 2.50	$ 2.50
Volatility	100.00%	100.00%
Series E F G And H Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate Fair Value			$ 400,000
Exercise Price per share			$ 3.91
Value of Common Stock			$ 3.40
Expected term (years)			4 years 6 months 3 days
Volatility			100.00%
Dividend yield			0.00%
Risk free rate			0.31%
Series I Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate Fair Value		$ 135,000	$ 50,000
Exercise Price per share	$ 3.91	$ 3.91	$ 3.91
Value of Common Stock	$ 3.16	$ 8.52	$ 3.40
Expected term (years)	3 months 5 days	3 years 8 months 1 day	4 years 8 months 1 day
Volatility	100.00%	100.00%	100.00%
Dividend yield	0.00%	0.00%	0.00%
Risk free rate	2.99%	1.07%	0.31%
Outstanding balance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate Fair Value			$ 189,590
Exercise Price per share			$ 10.00
Value of Common Stock			$ 3.50
Expected term (years)			5 years 4 months 20 days
Volatility			90.00%
Dividend yield			0.00%
Risk free rate			1.60%
Minimum [Member] | Monte Carlo Simulation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate	2.82%	0.61%
Maximum [Member] | Monte Carlo Simulation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate	2.83%	0.64%
The Door [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)			0.16%
Annual Asset Volatility Estimate			60.00%
Motion Picture
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)		0.73%
Annual Asset Volatility Estimate		85.00%	73.50%
Motion Picture | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)			0.13%
Motion Picture | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)			0.17%